Schedule of Related Party Transactions (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Related Party Transactions Schedule Of Related Party Transactions 1		351,670
Related Party Transactions Schedule Of Related Party Transactions 2		269,519
Related Party Transactions Schedule Of Related Party Transactions 3		32,299
Related Party Transactions Schedule Of Related Party Transactions 4		25,970
Related Party Transactions Schedule Of Related Party Transactions 5		223,000
Related Party Transactions Schedule Of Related Party Transactions 6		636,000
Related Party Transactions Schedule Of Related Party Transactions 7		1.85
Related Party Transactions Schedule Of Related Party Transactions 8		1.95
Related Party Transactions Schedule Of Related Party Transactions 9		1
Related Party Transactions Schedule Of Related Party Transactions 10		1.15
Related Party Transactions Schedule Of Related Party Transactions 1	187,416
Related Party Transactions Schedule Of Related Party Transactions 2	209,899
Related Party Transactions Schedule Of Related Party Transactions 3	16,918
Related Party Transactions Schedule Of Related Party Transactions 4	17,355
Related Party Transactions Schedule Of Related Party Transactions 5	0
Related Party Transactions Schedule Of Related Party Transactions 6	223,000
Related Party Transactions Schedule Of Related Party Transactions 7	0
Related Party Transactions Schedule Of Related Party Transactions 8	1.9